Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment

(In thousand Euros)	Buildings and Leasehold improvements	Fixtures and fittings	Plant and equipment	Assets under construction	Total
Balance at January 1, 2023	18,675	3,809	35,222	172	57,878
Additions	807	220	6,887	1,192	9,106
Business Combination	1,234	—	17,088	—	18,322
Transfers	363	(26)	929	(1,266)	—
Depreciation for the year	(1,984)	(705)	(5,765)		(8,454)
Translation differences	(31)	(24)	(614)	—	(669)
Balance at December 31, 2023	19,064	3,274	53,747	98	76,183
Additions	293	327	2,494	—	3,114
Disposals	(61)	(24)	(944)	—	(1,029)
Impairment of assets	—	(376)	—	—	(376)
Transfers	98	1,267	(1,267)	(98)	—
Depreciation for the year	(2,321)	(1,107)	(7,720)	—	(11,148)
Translation differences	5	43	1,056	—	1,104
Balance at December 31, 2024	17,078	3,404	47,366	—	67,848
Cost
At December 31, 2022	20,829	4,749	38,707	172	64,457
At December 31, 2023	23,202	4,919	62,997	98	91,216
At December 31, 2024	23,537	6,532	64,336	—	94,405
Accumulated depreciation
At December 31, 2022	(2,153)	(941)	(3,485)	—	(6,579)
At December 31, 2023	(4,137)	(1,646)	(9,250)	—	(15,033)
At December 31, 2024	(6,458)	(2,753)	(16,970)	—	(26,181)
Impairment of assets
At December 31, 2022	—	—	—	—	—
At December 31, 2023	—	—	—	—	—
At December 31, 2024	—	(376)	—	—	(376)